Note 24 - Capital Management (Tables)	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of regulatory capital and capital ratios [text block]
(thousands of Canadian dollars)

	2023	2022

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$214,824	$225,982
Contributed surplus	2,513	1,612
Retained earnings	146,043	109,335
Accumulated other comprehensive income	131	99
CET1 before regulatory adjustments	363,511	337,028
Regulatory adjustments applied to CET1	(12,699)	(11,371)
Common Equity Tier 1 capital	$350,812	$325,657

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$13,647	$13,647
Total Tier 1 capital	$364,459	$339,304

Tier 2 capital
Directly issued Tier 2 capital instruments	$109,033	$107,367
Tier 2 capital before regulatory adjustments	109,033	107,367
Eligible stage 1 and stage 2 allowance	2,513	1,904
Total Tier 2 capital	$111,546	$109,271
Total regulatory capital	$476,005	$448,575
Total risk-weighted assets	$3,095,092	$2,714,902
Capital ratios
CET1 capital ratio	11.33%	12.00%
Tier 1 capital ratio	11.78%	12.50%
Total capital ratio	15.38%	16.52%
(thousands of Canadian dollars)
	2023	2022

On-balance sheet assets	$4,201,610	$3,265,998
Asset amounts adjusted in determining the Basel III Tier 1 capital	(12,699)	(11,371)
Total on-balance sheet exposures	4,188,911	3,254,627

Total off-balance sheet exposure at gross notional amount	$481,389	$443,124
Adjustments for conversion to credit equivalent amount	(281,705)	(251,101)
Total off-balance sheet exposures	199,684	192,023

Tier 1 capital	364,459	339,304
Total exposures	4,388,595	3,446,650

Leverage ratio	8.30%	9.84%